Annual Total Returns	Jan. 31, 2025
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund | Class A
Bar Chart Table:
2015	1.46%
2016	(0.73%)
2017	2.06%
2018	0.43%
2019	3.99%
2020	5.68%
2021	(0.34%)
2022	(5.00%)
2023	4.77%
2024	1.33%
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Bar Chart Table:
2015	3.08%
2016	(0.16%)
2017	4.45%
2018	0.06%
2019	6.11%
2020	6.03%
2021	(0.13%)
2022	(6.86%)
2023	7.16%
2024	0.49%
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Bar Chart Table:
2016	(0.21%)
2017	3.04%
2018	0.73%
2019	4.88%
2020	4.56%
2021	0.92%
2022	(4.60%)
2023	4.95%
2024	1.51%
Prospectus #2 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Bar Chart Table:
2015	4.45%
2016	(0.08%)
2017	5.85%
2018	0.13%
2019	6.61%
2020	5.46%
2021	0.86%
2022	(7.62%)
2023	7.04%
2024	0.85%
Prospectus #3 | Eaton Vance High Yield Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance High Yield Municipal Income Fund | Class A
Bar Chart Table:
2015	4.81%
2016	1.14%
2017	7.95%
2018	1.45%
2019	9.32%
2020	3.89%
2021	3.87%
2022	(12.26%)
2023	7.71%
2024	4.78%
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund | Class W
Bar Chart Table:
2015	5.07%
2016	1.40%
2017	8.22%
2018	1.70%
2019	9.58%
2020	4.14%
2021	4.21%
2022	(11.73%)
2023	8.62%
2024	5.39%